Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.0%)
Communication Services (7.4%)
	Alphabet Inc. Class C	5,485,095	1,956,259
	Meta Platforms Inc. Class A	1,463,958	815,000
	Comcast Corp. Class A	17,871,313	428,197
	Alphabet Inc. Class A	1,054,900	375,681
*	Netflix Inc.	4,997,400	358,364
	Omnicom Group Inc.	4,076,379	320,811
	Verizon Communications Inc.	6,210,000	290,690
	Walt Disney Co.	2,621,400	252,152
	WPP plc ADR	7,387,810	149,308
			4,946,462
Consumer Discretionary (8.0%)
*	Amazon.com Inc.	5,068,766	1,376,575
	General Motors Co.	7,956,168	706,985
*	Airbnb Inc. Class A	3,403,078	515,634
	Magna International Inc.	5,278,532	362,107
	Genuine Parts Co.	2,716,410	337,840
	Sony Group Corp. ADR	14,375,000	334,362
	Booking Holdings Inc.	1,441,000	277,969
*	Ulta Beauty Inc.	439,960	225,625
	Lowe's Cos. Inc.	1,040,487	216,224
	Lennar Corp. Class A	2,582,000	212,628
	NIKE Inc. Class B	4,452,400	185,710
	Royal Caribbean Cruises Ltd.	546,740	174,027
*	Aptiv plc	3,013,700	170,184
	Lithia Motors Inc.	259,400	99,978
	BorgWarner Inc. (XNYS)	1,486,800	94,769
*	Trip.com Group Ltd. ADR	420,609	19,773
			5,310,390
Consumer Staples (5.4%)
	Keurig Dr Pepper Inc.	14,985,542	466,350
	Procter & Gamble Co.	2,701,107	390,283
	McCormick & Co. Inc.	7,221,681	367,583
	Coca-Cola Co.	3,992,000	349,659
	Unilever plc	5,322,988	338,689
	Constellation Brands Inc. Class A	2,039,514	265,606
	Sysco Corp.	2,941,400	250,725
	Kraft Heinz Co.	9,077,300	234,648
	Mondelez International Inc. Class A	2,996,400	186,706
	J M Smucker Co.	1,516,800	180,893
	Heineken NV	1,854,440	167,902
	Nestle SA (Registered)	1,087,487	108,695
	Unilever plc ADR	1,685,664	106,888
	PepsiCo Inc.	491,328	68,570
	Conagra Brands Inc.	3,850,500	55,871
	Heineken Holding NV	524,840	44,153
			3,583,221
Energy (5.0%)
[1]	APA Corp.	18,385,257	686,138
	ConocoPhillips	4,704,578	566,808
	Targa Resources Corp.	1,844,329	498,651
	TotalEnergies SE (XNYS) ADR	3,828,479	336,370
	Shell plc ADR	3,545,512	326,116
	Chevron Corp.	1,495,649	294,389
	Ovintiv Inc. (XNYS)	4,662,510	291,220
	SLB Ltd.	4,219,300	209,235
	NOV Inc.	7,469,588	145,134
			3,354,061

		Shares	Market Value ($000)
Financials (21.8%)
	American International Group Inc.	14,834,592	1,165,702
	Bank of America Corp. (XNYS)	15,210,274	942,277
	Capital One Financial Corp.	4,249,624	888,214
	Wells Fargo & Co.	10,018,674	866,114
	US Bancorp	12,456,800	784,903
*	Fiserv Inc.	13,217,900	712,974
	First Citizens BancShares Inc. Class A	285,246	623,733
	Intercontinental Exchange Inc.	3,096,408	472,140
	Willis Towers Watson plc	1,336,688	449,020
	Charles Schwab Corp.	4,123,200	433,926
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	433,914
	Corebridge Financial Inc.	13,773,266	429,588
	Ameriprise Financial Inc.	722,754	394,508
	Citigroup Inc. (XNYS)	2,706,939	358,534
	Global Payments Inc. (XNYS)	4,216,400	354,515
	State Street Corp.	1,914,658	352,603
	Reinsurance Group of America Inc.	1,478,299	350,135
	PNC Financial Services Group Inc.	1,352,000	337,824
	Truist Financial Corp.	5,847,688	303,144
	Visa Inc. Class A (XNYS)	825,750	302,332
	Fidelity National Information Services Inc.	6,576,850	294,446
	Marsh & McLennan Cos. Inc.	1,496,300	283,833
	HSBC Holdings plc ADR	2,521,100	268,296
	Cullen / Frost Bankers Inc.	1,577,000	262,318
	JPMorgan Chase & Co. (XNYS)	738,199	259,691
	Mastercard Inc. Class A	441,946	253,279
	Nasdaq Inc.	2,605,366	245,400
	Carlyle Group Inc.	5,148,929	236,954
	Blackstone Inc.	1,712,028	218,712
	CME Group Inc.	785,680	210,397
	Synchrony Financial	2,664,200	201,920
	Raymond James Financial Inc.	1,110,100	195,355
	Equitable Holdings Inc.	3,440,191	163,925
	NatWest Group plc	15,955,543	150,503
	ING Groep NV	3,925,533	137,949
	BNP Paribas SA	785,860	99,858
	Citizens Financial Group Inc.	1,255,651	89,967
			14,528,903
Health Care (12.2%)
	Elevance Health Inc. (XNYS)	3,038,771	1,142,092
	Cigna Group	2,866,486	799,893
	Merck & Co. Inc.	6,044,300	786,968
	GE HealthCare Technologies Inc.	10,850,329	738,039
	HCA Healthcare Inc.	1,528,930	615,532
	Zimmer Biomet Holdings Inc.	5,867,350	551,120
	UnitedHealth Group Inc.	1,143,647	473,927
	Medtronic plc	5,314,118	453,773
*	IQVIA Holdings Inc.	1,764,400	414,669
	Amgen Inc.	990,000	381,308
*	Edwards Lifesciences Corp.	3,121,221	268,644
[2]	Siemens Healthineers AG	5,417,505	230,702
[3]	Alcon AG	2,918,000	201,167
	Roche Holding AG	455,669	199,169
	Labcorp Holdings Inc.	622,300	192,415
	Humana Inc.	439,300	159,844
*	Centene Corp.	2,029,988	126,306
	AstraZeneca plc ADR	740,225	125,572
	AbbVie Inc.	450,767	113,116
	Abbott Laboratories	975,197	103,078
	GSK plc ADR	1,597,215	82,560
	EssilorLuxottica SA	79,067	14,969
			8,174,863
Industrials (10.5%)
	Delta Air Lines Inc.	9,295,842	812,828
	General Dynamics Corp.	2,001,171	767,289
	Parker-Hannifin Corp.	700,467	684,027
	RTX Corp.	1,804,000	388,257
	Union Pacific Corp.	1,263,400	369,077

		Shares	Market Value ($000)
	Lockheed Martin Corp.	595,109	346,794
	Northrop Grumman Corp.	604,542	327,952
	AerCap Holdings NV	2,143,438	323,445
	CNH Industrial NV	27,865,509	285,622
	PACCAR Inc.	2,139,780	283,906
	FedEx Corp.	874,840	268,926
	Equifax Inc.	1,495,300	258,119
*	United Airlines Holdings Inc.	2,007,337	243,550
	Carrier Global Corp.	3,872,702	239,372
*	Uber Technologies Inc.	3,352,276	235,866
	Leidos Holdings Inc.	1,593,500	184,209
	Fortive Corp.	3,054,000	180,827
	Masco Corp.	2,268,336	162,141
*	Boeing Co.	732,600	158,344
	Deere & Co.	219,700	130,210
	Stanley Black & Decker Inc.	1,318,500	124,704
*	Fluor Corp.	1,594,985	80,020
	Cummins Inc.	120,972	76,720
	Siemens AG (Registered)	165,774	54,315
*	Air Canada	1,970,900	35,668
			7,022,188
Information Technology (20.5%)
	Microsoft Corp.	4,263,896	1,981,518
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,674,767	1,485,525
	Salesforce Inc.	6,024,612	1,108,649
*	Workday Inc. Class A	6,595,657	1,057,548
	Samsung Electronics Co. Ltd. (XKRX)	4,257,250	740,995
	NVIDIA Corp.	3,324,543	667,402
	Apple Inc.	1,999,337	617,615
	CDW Corp.	3,341,134	493,853
	Applied Materials Inc.	868,750	441,038
	QUALCOMM Inc.	2,814,800	415,493
*	Adobe Inc.	1,576,800	394,847
[3]	Telefonaktiebolaget LM Ericsson ADR	38,333,880	376,055
*	F5 Inc.	889,075	357,915
*	Teledyne Technologies Inc.	540,000	354,008
	TE Connectivity plc	1,711,811	352,102
	Motorola Solutions Inc.	775,167	337,779
	Broadcom Inc.	850,340	331,020
	Seagate Technology Holdings plc	368,183	315,213
*	Autodesk Inc.	1,321,349	309,460
	Microchip Technology Inc.	3,676,000	273,090
[3]	SAP SE ADR	1,365,800	250,788
	Roper Technologies Inc.	629,600	246,784
*	Synopsys Inc.	610,000	237,144
	Cognizant Technology Solutions Corp. Class A	4,022,700	222,656
	Accenture plc Class A	1,232,800	204,546
*	Check Point Software Technologies Ltd.	1,047,700	133,194
			13,706,237
Materials (4.1%)
	Corteva Inc.	10,893,809	857,452
	PPG Industries Inc.	3,554,900	392,888
	Ecolab Inc.	1,235,000	342,873
	Martin Marietta Materials Inc.	621,279	326,258
	Air Products & Chemicals Inc.	893,768	263,563
	RPM International Inc.	2,351,000	251,722
*	Amrize Ltd.	4,305,013	210,558
	Olin Corp.	5,007,700	92,692
			2,738,006
Other (0.1%)
	State Street SPDR S&P 500 ETF Trust	131,087	97,926
Real Estate (0.5%)
	Equity LifeStyle Properties Inc.	2,830,000	184,148
*	CBRE Group Inc. Class A	890,300	130,705
			314,853

		Shares	Market Value ($000)
Utilities (1.5%)
	Dominion Energy Inc.	5,729,700	396,323
	Xcel Energy Inc.	3,638,000	284,492
	American Water Works Co. Inc.	1,872,493	251,232
	PPL Corp.	2,161,315	76,100
			1,008,147
Total Common Stocks (Cost $45,743,458)			64,785,257
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[4,5]	Vanguard Market Liquidity Fund, 3.718% (Cost $2,180,164)	21,805,443	2,180,326
Total Investments (100.3%) (Cost $47,923,622)			66,965,583
Other Assets and Liabilities—Net (-0.3%)			(177,379)
Net Assets (100%)			66,788,204
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $230,702, representing 0.3% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $269,842.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $276,310 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	1,924	723,352	12,777
E-mini S&P Mid-Cap 400 Index	September 2026	476	179,590	(1,118)
				11,659
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,497,358	2,287,899	—	64,785,257
Temporary Cash Investments	2,180,326	—	—	2,180,326
Total	64,677,684	2,287,899	—	66,965,583
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,777	—	—	12,777
Liabilities
Futures Contracts[1]	(1,118)	—	—	(1,118)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
APA Corp.	425,026	28,207	44,456	(9,029)	286,390	13,631	—	686,138
Vanguard Market Liquidity Fund	2,761,863	NA1	NA1	(1,754)	(369)	69,687	—	2,180,326
Total	3,186,889	28,207	44,456	(10,783)	286,021	83,318	—	2,866,464
1	Not applicable—purchases and sales are for temporary cash investment purposes.